LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.09%
Aerospace & Defense–1.56%
†Boeing Co.	151,189	$ 28,952,694
General Dynamics Corp.	64,380	15,527,169
Howmet Aerospace, Inc.	103,860	3,732,728
Huntington Ingalls Industries, Inc.	11,600	2,313,504
L3Harris Technologies, Inc.	54,506	13,543,106
Lockheed Martin Corp.	67,102	29,618,823
Northrop Grumman Corp.	40,433	18,082,446
Raytheon Technologies Corp.	413,971	41,012,107
Textron, Inc.	60,322	4,486,750
†TransDigm Group, Inc.	14,400	9,382,176
		166,651,503
Air Freight & Logistics–0.63%
CH Robinson Worldwide, Inc.	35,227	3,794,300
Expeditors International of Washington, Inc.	46,276	4,773,832
FedEx Corp.	67,303	15,573,242
United Parcel Service, Inc. Class B	201,424	43,197,391
		67,338,765
Airlines–0.22%
†Alaska Air Group, Inc.	35,900	2,082,559
†American Airlines Group, Inc.	169,900	3,100,675
†Delta Air Lines, Inc.	179,800	7,114,686
†Southwest Airlines Co.	163,081	7,469,110
†United Airlines Holdings, Inc.	89,900	4,167,764
		23,934,794
Auto Components–0.11%
†Aptiv PLC	75,324	9,017,036
BorgWarner, Inc.	69,198	2,691,802
		11,708,838
Automobiles–2.67%
Ford Motor Co.	1,094,902	18,514,793
†General Motors Co.	400,506	17,518,132
†Tesla, Inc.	231,700	249,679,920
		285,712,845
Banks–3.77%
Bank of America Corp.	1,965,601	81,022,073
Citigroup, Inc.	548,662	29,298,551
Citizens Financial Group, Inc.	117,400	5,321,742
Comerica, Inc.	36,852	3,332,526
Fifth Third Bancorp	188,367	8,107,316
First Republic Bank	49,000	7,942,900
Huntington Bancshares, Inc.	398,320	5,823,438
JPMorgan Chase & Co.	817,460	111,436,147
KeyCorp	255,494	5,717,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
M&T Bank Corp.	35,385	$ 5,997,757
People's United Financial, Inc.	123,217	2,463,108
PNC Financial Services Group, Inc.	115,746	21,349,350
Regions Financial Corp.	263,614	5,868,048
Signature Bank	16,600	4,871,934
†SVB Financial Group	16,100	9,007,145
Truist Financial Corp.	368,542	20,896,331
U.S. Bancorp	372,356	19,790,721
Wells Fargo & Co.	1,073,782	52,035,476
Zions Bancorp NA	42,242	2,769,386
		403,051,905
Beverages–1.46%
Brown-Forman Corp. Class B	52,650	3,528,603
Coca-Cola Co.	1,076,297	66,730,414
Constellation Brands, Inc. Class A	45,635	10,510,653
Molson Coors Beverage Co. Class B	54,317	2,899,441
†Monster Beverage Corp.	102,951	8,225,785
PepsiCo, Inc.	382,775	64,068,880
		155,963,776
Biotechnology–1.93%
AbbVie, Inc.	489,549	79,360,788
Amgen, Inc.	155,757	37,665,158
†Biogen, Inc.	40,649	8,560,680
Gilead Sciences, Inc.	346,149	20,578,558
†Incyte Corp.	53,900	4,280,738
†Moderna, Inc.	98,200	16,915,932
†Regeneron Pharmaceuticals, Inc.	29,362	20,507,008
†Vertex Pharmaceuticals, Inc.	70,700	18,450,579
		206,319,441
Building Products–0.42%
A O Smith Corp.	38,700	2,472,543
Allegion PLC	25,725	2,824,091
Carrier Global Corp.	234,561	10,759,313
Fortune Brands Home & Security, Inc.	39,400	2,926,632
Johnson Controls International PLC	196,689	12,896,898
Masco Corp.	67,821	3,458,871
Trane Technologies PLC	65,175	9,952,222
		45,290,570
Capital Markets–2.93%
Ameriprise Financial, Inc.	30,982	9,305,753
Bank of New York Mellon Corp.	202,803	10,065,113
BlackRock, Inc.	39,291	30,025,003
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Cboe Global Markets, Inc.	30,500	$ 3,489,810
Charles Schwab Corp.	415,725	35,049,775
CME Group, Inc.	99,053	23,560,747
FactSet Research Systems, Inc.	10,300	4,471,745
Franklin Resources, Inc.	78,456	2,190,492
Goldman Sachs Group, Inc.	93,686	30,925,749
Intercontinental Exchange, Inc.	154,730	20,442,928
Invesco Ltd.	93,239	2,150,091
MarketAxess Holdings, Inc.	10,300	3,504,060
Moody's Corp.	45,242	15,265,103
Morgan Stanley	391,288	34,198,571
MSCI, Inc.	22,300	11,214,224
Nasdaq, Inc.	33,277	5,929,961
Northern Trust Corp.	57,684	6,717,302
Raymond James Financial, Inc.	52,650	5,786,761
S&P Global, Inc.	98,137	40,253,835
State Street Corp.	100,190	8,728,553
T Rowe Price Group, Inc.	63,235	9,560,500
		312,836,076
Chemicals–1.70%
Air Products & Chemicals, Inc.	61,499	15,369,215
Albemarle Corp.	32,100	7,098,915
Celanese Corp.	29,800	4,257,526
CF Industries Holdings, Inc.	58,390	6,017,673
Corteva, Inc.	199,427	11,463,064
Dow, Inc.	202,027	12,873,160
DuPont de Nemours, Inc.	143,849	10,584,409
Eastman Chemical Co.	36,627	4,104,422
Ecolab, Inc.	69,457	12,263,328
FMC Corp.	34,401	4,526,140
International Flavors & Fragrances, Inc.	69,304	9,101,694
Linde PLC	141,780	45,288,785
LyondellBasell Industries NV Class A	71,480	7,349,574
Mosaic Co.	99,547	6,619,876
PPG Industries, Inc.	66,056	8,657,960
Sherwin-Williams Co.	66,548	16,611,712
		182,187,453
Commercial Services & Supplies–0.42%
Cintas Corp.	24,708	10,510,536
†Copart, Inc.	58,000	7,277,260
Republic Services, Inc.	58,237	7,716,403
Rollins, Inc.	63,825	2,237,066
Waste Management, Inc.	107,271	17,002,453
		44,743,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.86%
†Arista Networks, Inc.	63,200	$ 8,783,536
Cisco Systems, Inc.	1,167,624	65,106,714
†F5, Inc.	16,996	3,551,314
Juniper Networks, Inc.	87,204	3,240,501
Motorola Solutions, Inc.	47,102	11,408,104
		92,090,169
Construction & Engineering–0.05%
Quanta Services, Inc.	40,187	5,289,011
		5,289,011
Construction Materials–0.13%
Martin Marietta Materials, Inc.	17,300	6,658,597
Vulcan Materials Co.	36,763	6,753,363
		13,411,960
Consumer Finance–0.57%
American Express Co.	170,350	31,855,450
Capital One Financial Corp.	114,230	14,997,257
Discover Financial Services	78,811	8,684,184
Synchrony Financial	141,368	4,921,020
		60,457,911
Containers & Packaging–0.30%
Amcor PLC	420,508	4,764,356
Avery Dennison Corp.	22,543	3,921,806
Ball Corp.	90,656	8,159,040
International Paper Co.	107,601	4,965,786
Packaging Corp. of America	25,600	3,996,416
Sealed Air Corp.	39,697	2,658,111
Westrock Co.	70,618	3,321,164
		31,786,679
Distributors–0.12%
Genuine Parts Co.	39,141	4,932,549
LKQ Corp.	74,100	3,364,881
Pool Corp.	11,000	4,651,350
		12,948,780
Diversified Financial Services–1.67%
†Berkshire Hathaway, Inc. Class B	506,769	178,843,848
		178,843,848
Diversified Telecommunication Services–1.01%
AT&T, Inc.	1,972,640	46,613,483
Lumen Technologies, Inc.	249,077	2,807,098
Verizon Communications, Inc.	1,160,158	59,098,449
		108,519,030
Electric Utilities–1.71%
Alliant Energy Corp.	71,800	4,486,064

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	139,178	$ 13,885,789
Constellation Energy Corp.	90,918	5,114,138
Duke Energy Corp.	214,348	23,934,098
Edison International	104,704	7,339,750
Entergy Corp.	55,272	6,453,006
Evergy, Inc.	61,899	4,230,178
Eversource Energy	95,074	8,384,576
Exelon Corp.	272,756	12,991,368
FirstEnergy Corp.	149,706	6,865,517
NextEra Energy, Inc.	541,932	45,907,060
NRG Energy, Inc.	70,555	2,706,490
Pinnacle West Capital Corp.	32,483	2,536,922
PPL Corp.	206,698	5,903,295
Southern Co.	294,826	21,377,833
Xcel Energy, Inc.	151,077	10,903,227
		183,019,311
Electrical Equipment–0.52%
AMETEK, Inc.	64,200	8,550,156
Eaton Corp. PLC	110,817	16,817,588
Emerson Electric Co.	165,530	16,230,216
†Generac Holdings, Inc.	17,200	5,112,872
Rockwell Automation, Inc.	32,290	9,042,169
		55,753,001
Electronic Equipment, Instruments & Components–0.61%
Amphenol Corp. Class A	166,764	12,565,667
CDW Corp.	37,300	6,672,597
Corning, Inc.	203,960	7,528,164
†IPG Photonics Corp.	10,300	1,130,528
†Keysight Technologies, Inc.	51,200	8,088,064
TE Connectivity Ltd.	90,511	11,855,131
†Teledyne Technologies, Inc.	12,797	6,048,246
†Trimble, Inc.	68,500	4,941,590
†Zebra Technologies Corp. Class A	14,800	6,122,760
		64,952,747
Energy Equipment & Services–0.32%
Baker Hughes Co.	245,197	8,927,623
Halliburton Co.	246,937	9,351,504
Schlumberger NV	389,573	16,093,261
		34,372,388
Entertainment–1.41%
Activision Blizzard, Inc.	215,900	17,295,749
Electronic Arts, Inc.	78,079	9,877,774
†Live Nation Entertainment, Inc.	36,400	4,282,096
†Netflix, Inc.	122,600	45,924,734
†Take-Two Interactive Software, Inc.	31,600	4,858,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Walt Disney Co.	503,235	$ 69,023,713
		151,262,250
Equity Real Estate Investment Trusts–2.62%
Alexandria Real Estate Equities, Inc.	40,200	8,090,250
American Tower Corp.	125,803	31,604,230
AvalonBay Communities, Inc.	38,748	9,623,841
Boston Properties, Inc.	38,512	4,960,346
Crown Castle International Corp.	120,465	22,237,839
Digital Realty Trust, Inc.	78,700	11,159,660
Duke Realty Corp.	107,900	6,264,674
Equinix, Inc.	24,942	18,497,486
Equity Residential	94,442	8,492,225
Essex Property Trust, Inc.	17,900	6,184,092
Extra Space Storage, Inc.	36,900	7,586,640
Federal Realty Investment Trust	20,400	2,490,228
Four Corners Property Trust, Inc.	1	27
Healthpeak Properties, Inc.	147,223	5,054,165
Host Hotels & Resorts, Inc.	203,451	3,953,053
Iron Mountain, Inc.	78,200	4,333,062
Kimco Realty Corp.	170,245	4,205,051
Mid-America Apartment Communities, Inc.	31,600	6,618,620
Prologis, Inc.	204,287	32,988,265
Public Storage	42,451	16,567,776
Realty Income Corp.	156,800	10,866,240
Regency Centers Corp.	41,500	2,960,610
SBA Communications Corp.	30,500	10,495,050
Simon Property Group, Inc.	91,648	12,057,211
UDR, Inc.	77,700	4,457,649
Ventas, Inc.	108,695	6,713,003
Vornado Realty Trust	45,274	2,051,818
Welltower, Inc.	120,301	11,565,738
Weyerhaeuser Co.	207,807	7,875,885
		279,954,734
Food & Staples Retailing–1.50%
Costco Wholesale Corp.	122,348	70,454,096
Kroger Co.	185,346	10,633,300
Sysco Corp.	142,318	11,620,265
Walgreens Boots Alliance, Inc.	199,462	8,929,914
Walmart, Inc.	390,895	58,212,083
		159,849,658
Food Products–0.96%
Archer-Daniels-Midland Co.	155,523	14,037,506
Campbell Soup Co.	58,450	2,605,117
Conagra Brands, Inc.	130,752	4,389,345
General Mills, Inc.	166,412	11,269,421

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hershey Co.	40,230	$ 8,715,025
Hormel Foods Corp.	81,172	4,183,605
J M Smucker Co.	29,447	3,987,418
Kellogg Co.	72,577	4,680,491
Kraft Heinz Co.	199,224	7,847,433
Lamb Weston Holdings, Inc.	42,100	2,522,211
McCormick & Co., Inc.	68,738	6,860,052
Mondelez International, Inc. Class A	385,208	24,183,358
Tyson Foods, Inc. Class A	81,550	7,309,326
		102,590,308
Gas Utilities–0.04%
Atmos Energy Corp.	37,600	4,492,824
		4,492,824
Health Care Equipment & Supplies–2.86%
Abbott Laboratories	489,480	57,934,853
†ABIOMED, Inc.	12,900	4,272,996
†Align Technology, Inc.	20,100	8,763,600
Baxter International, Inc.	137,622	10,671,210
Becton Dickinson & Co.	78,413	20,857,858
†Boston Scientific Corp.	397,387	17,600,270
Cooper Cos., Inc.	13,500	5,637,465
DENTSPLY SIRONA, Inc.	61,975	3,050,409
†Dexcom, Inc.	26,800	13,710,880
†Edwards Lifesciences Corp.	173,548	20,430,071
†Hologic, Inc.	69,400	5,331,308
†IDEXX Laboratories, Inc.	23,500	12,855,910
†Intuitive Surgical, Inc.	98,607	29,747,760
Medtronic PLC	372,196	41,295,146
ResMed, Inc.	40,500	9,821,655
Steris PLC	28,100	6,793,737
Stryker Corp.	93,212	24,920,228
Teleflex, Inc.	12,700	4,506,341
Zimmer Biomet Holdings, Inc.	57,590	7,365,761
		305,567,458
Health Care Providers & Services–2.98%
AmerisourceBergen Corp.	42,478	6,571,771
Anthem, Inc.	67,488	33,151,455
Cardinal Health, Inc.	76,861	4,358,019
†Centene Corp.	162,374	13,670,267
Cigna Corp.	89,902	21,541,418
CVS Health Corp.	362,442	36,682,755
†DaVita, Inc.	17,228	1,948,659
HCA Healthcare, Inc.	66,700	16,716,354
†Henry Schein, Inc.	39,700	3,461,443
Humana, Inc.	35,532	15,462,460
†Laboratory Corp. of America Holdings	26,147	6,893,918
McKesson Corp.	41,094	12,580,106
†Molina Healthcare, Inc.	16,200	5,404,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	32,211	$ 4,408,398
UnitedHealth Group, Inc.	260,546	132,870,644
Universal Health Services, Inc. Class B	19,600	2,841,020
		318,562,845
Health Care Technology–0.07%
Cerner Corp.	82,629	7,730,769
		7,730,769
Hotels, Restaurants & Leisure–1.87%
†Booking Holdings, Inc.	11,375	26,713,619
†Caesars Entertainment, Inc.	60,100	4,649,336
†Carnival Corp.	228,591	4,622,110
†Chipotle Mexican Grill, Inc.	7,722	12,216,436
Darden Restaurants, Inc.	35,530	4,723,713
Domino's Pizza, Inc.	10,300	4,192,203
†Expedia Group, Inc.	40,749	7,973,357
†Hilton Worldwide Holdings, Inc.	77,500	11,759,850
†Las Vegas Sands Corp.	94,800	3,684,876
†Marriott International, Inc. Class A	75,327	13,238,720
McDonald's Corp.	206,818	51,141,955
MGM Resorts International	101,700	4,265,298
†Norwegian Cruise Line Holdings Ltd.	97,600	2,135,488
†Penn National Gaming, Inc.	42,800	1,815,576
†Royal Caribbean Cruises Ltd.	63,100	5,286,518
Starbucks Corp.	318,406	28,965,394
†Wynn Resorts Ltd.	30,350	2,420,109
Yum! Brands, Inc.	80,924	9,591,922
		199,396,480
Household Durables–0.29%
DR Horton, Inc.	90,474	6,741,218
Garmin Ltd.	41,124	4,877,718
Lennar Corp. Class A	71,043	5,766,560
†Mohawk Industries, Inc.	14,700	1,825,740
Newell Brands, Inc.	109,103	2,335,895
†NVR, Inc.	920	4,109,888
PulteGroup, Inc.	68,941	2,888,628
Whirlpool Corp.	16,408	2,834,974
		31,380,621
Household Products–1.33%
Church & Dwight Co., Inc.	67,300	6,688,274
Clorox Co.	34,285	4,766,643
Colgate-Palmolive Co.	234,752	17,801,244
Kimberly-Clark Corp.	93,131	11,470,014
Procter & Gamble Co.	662,931	101,295,857
		142,022,032

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.04%
AES Corp.	180,215	$ 4,636,932
		4,636,932
Industrial Conglomerates–0.95%
3M Co.	157,371	23,429,394
General Electric Co.	303,447	27,765,400
Honeywell International, Inc.	190,372	37,042,584
Roper Technologies, Inc.	29,364	13,866,562
		102,103,940
Insurance–2.05%
Aflac, Inc.	164,422	10,587,133
Allstate Corp.	76,972	10,661,392
American International Group, Inc.	230,744	14,483,801
Aon PLC Class A	59,354	19,327,443
Arthur J Gallagher & Co.	57,100	9,969,660
Assurant, Inc.	15,216	2,766,725
Brown & Brown, Inc.	64,800	4,683,096
Chubb Ltd.	118,746	25,399,769
Cincinnati Financial Corp.	40,875	5,557,365
Everest Re Group Ltd.	10,600	3,194,628
Globe Life, Inc.	24,679	2,482,707
Hartford Financial Services Group, Inc.	93,389	6,706,264
✱Lincoln National Corp.	46,036	3,008,913
Loews Corp.	56,008	3,630,439
Marsh & McLennan Cos., Inc.	139,369	23,751,265
MetLife, Inc.	192,815	13,551,038
Principal Financial Group, Inc.	67,633	4,964,939
Progressive Corp.	162,618	18,536,826
Prudential Financial, Inc.	104,925	12,398,987
Travelers Cos., Inc.	66,206	12,097,822
W R Berkley Corp.	56,400	3,755,676
Willis Towers Watson PLC	33,301	7,866,362
		219,382,250
Interactive Media & Services–5.66%
†Alphabet, Inc. Class C	76,898	214,775,345
†Alphabet, Inc. Class A	83,220	231,463,947
†Match Group, Inc.	78,400	8,525,216
†Meta Platforms, Inc. Class A	638,800	142,043,568
†Twitter, Inc.	222,100	8,593,049
		605,401,125
Internet & Direct Marketing Retail–3.83%
†Amazon.com, Inc.	121,158	394,969,022
eBay, Inc.	173,844	9,954,308
†Etsy, Inc.	35,600	4,424,368
		409,347,698
IT Services–4.22%
Accenture PLC Class A	174,867	58,970,398
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Akamai Technologies, Inc.	44,403	$ 5,301,274
Automatic Data Processing, Inc.	116,968	26,614,899
Broadridge Financial Solutions, Inc.	31,800	4,951,578
Cognizant Technology Solutions Corp. Class A	146,316	13,120,156
†DXC Technology Co.	64,450	2,103,003
†EPAM Systems, Inc.	15,900	4,716,099
Fidelity National Information Services, Inc.	169,589	17,030,127
†Fiserv, Inc.	165,424	16,773,994
†FleetCor Technologies, Inc.	22,200	5,529,132
†Gartner, Inc.	22,600	6,722,596
Global Payments, Inc.	78,045	10,679,678
International Business Machines Corp.	247,863	32,227,147
Jack Henry & Associates, Inc.	19,600	3,862,180
Mastercard, Inc. Class A	238,620	85,278,016
Paychex, Inc.	89,076	12,156,202
†PayPal Holdings, Inc.	321,644	37,198,129
†VeriSign, Inc.	27,187	6,048,020
Visa, Inc. Class A	458,628	101,709,931
		450,992,559
Leisure Products–0.03%
Hasbro, Inc.	36,884	3,021,537
		3,021,537
Life Sciences Tools & Services–1.83%
Agilent Technologies, Inc.	82,337	10,895,655
†Bio-Rad Laboratories, Inc. Class A	6,200	3,492,026
Bio-Techne Corp.	11,200	4,850,048
†Charles River Laboratories International, Inc.	14,500	4,117,565
Danaher Corp.	176,001	51,626,373
†Illumina, Inc.	43,500	15,198,900
†IQVIA Holdings, Inc.	53,400	12,346,614
†Mettler-Toledo International, Inc.	6,400	8,788,416
PerkinElmer, Inc.	34,375	5,997,063
Thermo Fisher Scientific, Inc.	109,053	64,412,155
†Waters Corp.	16,916	5,250,557
West Pharmaceutical Services, Inc.	20,600	8,460,626
		195,435,998
Machinery–1.54%
Caterpillar, Inc.	149,481	33,307,356
Cummins, Inc.	38,929	7,984,727
Deere & Co.	77,400	32,156,604

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Dover Corp.	39,851	$ 6,252,622
Fortive Corp.	98,271	5,987,652
IDEX Corp.	21,800	4,179,714
Illinois Tool Works, Inc.	79,519	16,651,279
Ingersoll Rand, Inc.	110,681	5,572,788
Nordson Corp.	15,100	3,428,908
Otis Worldwide Corp.	116,180	8,940,051
PACCAR, Inc.	96,355	8,485,985
Parker-Hannifin Corp.	35,882	10,181,876
Pentair PLC	47,194	2,558,387
Snap-on, Inc.	15,375	3,159,255
Stanley Black & Decker, Inc.	45,140	6,310,121
Westinghouse Air Brake Technologies Corp.	51,009	4,905,536
Xylem, Inc.	49,273	4,201,016
		164,263,877
Media–0.99%
†Charter Communications, Inc. Class A	33,200	18,111,264
Comcast Corp. Class A	1,250,244	58,536,424
†Discovery, Inc. Class A	135,798	3,388,414
†DISH Network Corp. Class A	71,613	2,266,551
Fox Corp. Class A	130,485	5,008,895
Interpublic Group of Cos., Inc.	105,980	3,756,991
News Corp. Class A	150,890	3,356,348
Omnicom Group, Inc.	57,997	4,922,785
Paramount Global Class B	165,300	6,249,993
		105,597,665
Metals & Mining–0.46%
Freeport-McMoRan, Inc.	404,361	20,112,916
Newmont Corp.	220,632	17,529,212
Nucor Corp.	74,843	11,125,412
		48,767,540
Multiline Retail–0.49%
Dollar General Corp.	64,529	14,366,091
†Dollar Tree, Inc.	62,283	9,974,623
Target Corp.	132,638	28,148,436
		52,489,150
Multi-Utilities–0.84%
Ameren Corp.	70,201	6,582,046
CenterPoint Energy, Inc.	168,135	5,151,656
CMS Energy Corp.	78,638	5,499,942
Consolidated Edison, Inc.	96,812	9,166,160
Dominion Energy, Inc.	225,752	19,182,147
DTE Energy Co.	53,492	7,072,177
NiSource, Inc.	112,995	3,593,241
Public Service Enterprise Group, Inc.	140,289	9,820,230
Sempra Energy	88,488	14,876,603
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group, Inc.	87,258	$ 8,709,221
		89,653,423
Oil, Gas & Consumable Fuels–3.51%
APA Corp.	98,426	4,067,947
Chevron Corp.	533,716	86,904,976
ConocoPhillips	359,552	35,955,200
Coterra Energy, Inc.	221,396	5,971,050
Devon Energy Corp.	171,614	10,147,536
Diamondback Energy, Inc.	46,800	6,415,344
EOG Resources, Inc.	162,802	19,410,882
Exxon Mobil Corp.	1,172,610	96,845,860
Hess Corp.	76,020	8,137,181
Kinder Morgan, Inc.	540,981	10,229,951
Marathon Oil Corp.	211,929	5,321,537
Marathon Petroleum Corp.	161,130	13,776,615
Occidental Petroleum Corp.	244,838	13,892,108
ONEOK, Inc.	125,177	8,841,252
Phillips 66	121,671	10,511,158
Pioneer Natural Resources Co.	62,814	15,705,384
Valero Energy Corp.	113,445	11,519,205
Williams Cos., Inc.	337,418	11,273,135
		374,926,321
Personal Products–0.16%
Estee Lauder Cos., Inc. Class A	64,567	17,582,885
		17,582,885
Pharmaceuticals–3.83%
Bristol-Myers Squibb Co.	602,066	43,968,880
†Catalent, Inc.	49,100	5,445,190
Eli Lilly & Co.	219,728	62,923,507
Johnson & Johnson	728,281	129,073,242
Merck & Co., Inc.	699,081	57,359,596
Organon & Co.	67,138	2,345,130
Pfizer, Inc.	1,554,348	80,468,596
Viatris, Inc.	330,151	3,592,043
Zoetis, Inc.	130,621	24,633,815
		409,809,999
Professional Services–0.31%
Equifax, Inc.	33,818	8,018,248
Jacobs Engineering Group, Inc.	35,034	4,828,035
Leidos Holdings, Inc.	38,000	4,104,760
Nielsen Holdings PLC	103,300	2,813,892
Robert Half International, Inc.	29,417	3,358,833
Verisk Analytics, Inc.	44,800	9,615,424
		32,739,192

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.08%
†CBRE Group, Inc. Class A	93,276	$ 8,536,620
		8,536,620
Road & Rail–0.96%
CSX Corp.	611,212	22,889,889
JB Hunt Transport Services, Inc.	23,800	4,778,802
Norfolk Southern Corp.	66,032	18,833,647
Old Dominion Freight Line, Inc.	25,500	7,616,340
Union Pacific Corp.	175,902	48,058,186
		102,176,864
Semiconductors & Semiconductor Equipment–5.94%
†Advanced Micro Devices, Inc.	452,483	49,474,491
Analog Devices, Inc.	145,323	24,004,453
Applied Materials, Inc.	245,953	32,416,605
Broadcom, Inc.	113,985	71,774,075
†Enphase Energy, Inc.	37,400	7,546,572
Intel Corp.	1,125,628	55,786,124
KLA Corp.	41,421	15,162,571
Lam Research Corp.	38,850	20,886,148
Microchip Technology, Inc.	152,706	11,474,329
Micron Technology, Inc.	310,659	24,197,230
Monolithic Power Systems, Inc.	11,800	5,731,024
NVIDIA Corp.	691,740	188,748,176
NXP Semiconductors NV	73,700	13,640,396
†Qorvo, Inc.	30,500	3,785,050
QUALCOMM, Inc.	309,924	47,362,586
Skyworks Solutions, Inc.	45,700	6,090,896
†SolarEdge Technologies, Inc.	14,400	4,642,128
Teradyne, Inc.	45,600	5,391,288
Texas Instruments, Inc.	255,124	46,810,152
		634,924,294
Software–8.84%
†Adobe, Inc.	130,400	59,412,848
†ANSYS, Inc.	24,200	7,687,130
†Autodesk, Inc.	61,003	13,075,993
†Cadence Design Systems, Inc.	76,100	12,515,406
†Ceridian HCM Holding, Inc.	37,500	2,563,500
†Citrix Systems, Inc.	35,756	3,607,780
†Fortinet, Inc.	37,800	12,917,772
Intuit, Inc.	78,340	37,669,006
Microsoft Corp.	2,075,288	639,832,043
NortonLifeLock, Inc.	165,125	4,379,115
Oracle Corp.	434,978	35,985,730
†Paycom Software, Inc.	13,500	4,676,130
†PTC, Inc.	30,300	3,263,916
†salesforce.com, Inc.	270,936	57,525,132
†ServiceNow, Inc.	55,000	30,628,950
†Synopsys, Inc.	42,600	14,197,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies, Inc.	11,700	$ 5,205,213
		945,142,966
Specialty Retail–1.94%
Advance Auto Parts, Inc.	17,200	3,559,712
†AutoZone, Inc.	5,627	11,504,852
Bath & Body Works, Inc.	69,243	3,309,815
Best Buy Co., Inc.	60,877	5,533,719
†CarMax, Inc.	45,009	4,342,468
Home Depot, Inc.	288,785	86,442,014
Lowe's Cos., Inc.	185,997	37,606,734
†O'Reilly Automotive, Inc.	18,757	12,847,795
Ross Stores, Inc.	99,426	8,994,076
TJX Cos., Inc.	328,492	19,900,045
Tractor Supply Co.	32,000	7,467,840
†Ulta Beauty, Inc.	14,900	5,933,478
		207,442,548
Technology Hardware, Storage & Peripherals–7.30%
Apple, Inc.	4,291,756	749,383,515
Hewlett Packard Enterprise Co.	358,376	5,988,463
HP, Inc.	301,276	10,936,319
NetApp, Inc.	61,143	5,074,869
Seagate Technology Holdings PLC	57,372	5,157,743
†Western Digital Corp.	88,734	4,405,643
		780,946,552
Textiles, Apparel & Luxury Goods–0.56%
NIKE, Inc. Class B	353,568	47,576,110
PVH Corp.	20,533	1,573,033
Ralph Lauren Corp.	13,872	1,573,640
Tapestry, Inc.	70,334	2,612,908
†Under Armour, Inc. Class A	117,752	1,916,755
VF Corp.	89,252	5,074,869
		60,327,315
Tobacco–0.62%
Altria Group, Inc.	502,701	26,266,127
Philip Morris International, Inc.	427,916	40,198,429
		66,464,556
Trading Companies & Distributors–0.21%
Fastenal Co.	159,706	9,486,536
†United Rentals, Inc.	20,000	7,104,200
WW Grainger, Inc.	11,953	6,165,238
		22,755,974
Water Utilities–0.08%
American Water Works Co., Inc.	50,300	8,326,159
		8,326,159

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.20%
†T-Mobile U.S., Inc.	163,215	$ 20,948,645
		20,948,645
Total Common Stock (Cost $3,304,703,096)		10,594,139,082

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	88,322,231	88,322,231
Total Money Market Fund (Cost $88,322,231)		88,322,231

TOTAL INVESTMENTS–99.92% (Cost $3,393,025,327)	10,682,461,313
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	8,570,347
NET ASSETS APPLICABLE TO 372,720,710 SHARES OUTSTANDING–100.00%	$10,691,031,660

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
433	E-mini S&P 500 Index	$98,090,737	$94,160,618	6/17/22	$3,930,119	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,594,139,082	$—	$—	$10,594,139,082
Money Market Fund	88,322,231	—	—	88,322,231
Total Investments	$10,682,461,313	$—	$—	$10,682,461,313
Derivatives:

Assets:
Futures Contract	$3,930,119	$—	$—	$3,930,119
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2022 were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.03%@
Insurance-0.03%@
Lincoln National Corp.	$3,463,239	$—	$338,538	$224,138	$(339,926)	$3,008,913	46,036	$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
LVIP SSGA S&P 500 Index Fund–10